Description of the Business and the Spin-Off (Narrative) (Details)			3 Months Ended	12 Months Ended
	Apr. 29, 2016 USD ($) Hospital $ / shares shares	Apr. 22, 2016 USD ($)	Dec. 31, 2016 USD ($) Hospital bed state $ / shares	Dec. 31, 2016 USD ($) Hospital bed state $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Description Of Business And Spin Off [Line Items]
Number of hospitals owned or leased | Hospital			36	36
Number of wholly-owned hospitals | Hospital			27	27
Number of majority-owned hospitals | Hospital			4	4
Number of leased hospitals | Hospital			5	5
Number of licensed beds | bed			3,459	3,459
Number of States in which Entity Operates | state			16	16
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Cash proceeds paid to Parent	$ 1,217,336,000
Debt Instrument, Unamortized Discount			$ 24,536,000	$ 24,536,000	$ 0
Contributed capital, in excess of par value of common stock			537,911,000	$ 537,911,000	$ 0
Net deferred income tax liability transferred to QHC	46,783,000
Senior Notes, maturing 2023 [Member]
Description Of Business And Spin Off [Line Items]
Debt Instrument, Face Amount		$ 400,000,000
Debt Instrument, Interest Rate, Stated Percentage		11.625%
Debt Instrument, Unamortized Discount		$ 6,900,000
Debt instrument issue discount percentage		1.734%
ABL Credit Facility, maturing 2021 [Member]
Description Of Business And Spin Off [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	125,000,000
Senior Credit Facility [Member] | Term Loan Facility, maturing 2022 [Member]
Description Of Business And Spin Off [Line Items]
Debt Instrument, Face Amount	880,000,000
Debt Instrument, Unamortized Discount	$ 17,600,000
Term Facility Issued Percentage on Par Value	98.00%
Senior Credit Facility [Member] | Revolving Credit Facility, maturing 2021 [Member]
Description Of Business And Spin Off [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000,000
Spin-off from CHS [Member]
Description Of Business And Spin Off [Line Items]
Number of hospitals owned or leased | Hospital	38
Percentage ownership of number of stock shares held by the parent	100.00%
Common stock, par value | $ / shares	$ 0.0001
Record date for stockholders of the parent to be eligible to receive share distribution in spin-off	Apr. 22, 2016
Number of shares distributed to each stockholder in spin-off | shares	1
Number of shares held by each stockholder of the parent used to determine share distribution in spin-off | shares	4
Contributed capital, in excess of par value of common stock	$ 530,600,000
Cash contribution from parent	13,500,000
Cash contribution from parent for initial working capital	20,000,000
Differences in estimated and actual financing transaction fees for the Spin-off	$ 6,500,000
Increase in non-cash capital contribution from parent			12,000,000
Increase in liabilities transferred from parent			5,700,000
Net deferred income tax liability transferred to QHC			$ 14,900,000
Sales Revenue, Segment [Member] | Segment Concentration Risk [Member] | Hospital Operations Reporting Unit [Member]
Description Of Business And Spin Off [Line Items]
Concentration risk, percentage				95.00%	95.00%	95.00%